Statutory Prospectus and Statement of Additional Information Supplement dated February 24, 2020

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Mid Cap Core Equity Fund

This supplement amends the Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The following information replaces the table in its entirety under the heading “Fund Summary - Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (co-lead)	2019
Belinda Cavazos	Portfolio Manager (co-lead)	2020
Joy Budzinski	Portfolio Manager	2019
Magnus Krantz	Portfolio Manager	2019
Kristin Ketner Pak	Portfolio Manager	2019
Raman Vardharaj	Portfolio Manager	2019
Adam Weiner	Portfolio Manager	2019
Matthew P. Ziehl	Portfolio Manager	2019”

The following information replaces in its entirety the information regarding the portfolio managers under, and including, as applicable, the heading “FUND MANAGEMENT – Portfolio Manager” for the Fund in the prospectuses:

“FUND MANAGEMENT – Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•

Raymond Anello (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Anello was associated with OppenheimerFunds, a global asset management firm.

•

Belinda Cavazos (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.

•

Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinksi was associated with OppenheimerFunds, a global asset management firm.

•

Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.

•

Kristin Ketner Pak, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Pak was associated with OppenheimerFunds, a global asset management firm.

•

Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.

MCCE SUP 022420

1

•

Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.

•

Matthew P. Ziehl, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

The Statement of Additional Information is also amended to reflect the portfolio manager changes above.

MCCE SUP 022420

2

Statutory Prospectus and Statement of Additional Information Supplement dated February 24, 2020

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Main Street Mid Cap Fund

This supplement amends the Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The following information replaces the table in its entirety under the heading “Fund Summary - Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (co-lead)	2019 (predecessor fund 2011)
Belinda Cavazos	Portfolio Manager (co-lead)	2020
Joy Budzinski	Portfolio Manager	2019 (predecessor fund 2012)
Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2012)
Kristin Ketner Pak	Portfolio Manager	2019 (predecessor fund 2012)
Raman Vardharaj	Portfolio Manager	2019 (predecessor fund 2009)
Adam Weiner	Portfolio Manager	2019 (predecessor fund 2012)
Matthew P. Ziehl	Portfolio Manager	2019 (predecessor fund 2009)”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Raymond Anello (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Anello managed the predecessor fund since 2011 and was associated with OppenheimerFunds, a global asset management firm, since 2009.

•

Belinda Cavazos (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.

•

Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Budzinski managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.

•

Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.

•

Kristin Ketner Pak, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Pak managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.

•

Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vardharaj managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.

O-MSM SUP 022420

1

•

Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Weiner managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.

•

Matthew P. Ziehl, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ziehl managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.”

The Statement of Additional Information is also amended to reflect the portfolio manager changes above.

O-MSM SUP 022420

2